                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-3120

Exact name of registrant as specified in charter: Delaware Group Tax-Free Money
                                                  Fund

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: April 30

Date of reporting period: April 30

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


FIXED INCOME

ANNUAL REPORT APRIL 30, 2004
--------------------------------------------------------------------------------
                          DELAWARE TAX-FREE MONEY FUND



[LOGO]
  POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       3

  Statement of Operations                                       5

  Statements of Changes in Net Assets                           6

  Financial Highlights                                          7

  Notes to Financial Statements                                 9
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
  PUBLIC ACCOUNTING FIRM                                       11
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     12
-----------------------------------------------------------------

    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

DELAWARE
  TAX-FREE MONEY FUND

--------------------------------------------------------------------------------
Benefits of Delaware Tax-Free Money Fund
--------------------------------------------------------------------------------
Delaware Tax-Free Money Fund invests in short-term municipal money market securities issued by states, U.S. territories and possessions, and the District of Columbia, as well as their political subdivisions and other entities. The Fund offers several potentially compelling advantages:

o Relative safety -- Your investment is managed to preserve principal, which can be especially beneficial during volatile markets (although it is always possible to lose principal, even in a money market fund).

o Check writing privileges -- You have the ability to write checks against your account. For investors of Class A shares only.

o Current income -- The Fund seeks a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.

o Convenient access to other funds in the Delaware Investments Family of Funds -- Investing in other Delaware Investments mutual funds can be as easy as making a toll-free call. When exchanging money from Delaware Tax-Free Money Fund to another fund, you may incur a sales charge.

Whether you wish to preserve capital for a specific financial goal or diversify the risks of stock funds and bond funds in a long-term portfolio, you may be well-served by Delaware Tax-Free Money Fund. Investors should be aware that money market funds are not FDIC insured or bank guaranteed. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

We encourage you to consider your Delaware Tax-Free Money Fund investment in the context of your entire portfolio. Talk to your financial advisor about how Delaware Investments' wide spectrum of equity and fixed-income mutual funds may complement your investment in Delaware Tax-Free Money Fund. Find out how we can help shape your future today.

To obtain a prospectus for any Delaware Investments mutual fund, contact your financial advisor or call Delaware Investments at 800 523-1918. The prospectus contains complete information about the Fund, including fees and expenses. Please read it carefully before you invest. The Fund's exchange offer is subject to termination and its terms are subject to change.

DELAWARE
  TAX-FREE MONEY FUND

FUND BASICS
As of April 30, 2004
-----------------------------------------------
Fund Objective:
The Fund seeks a high level of current income,
exempt from federal income tax, while
preserving principal and maintaining liquidity.
-----------------------------------------------
Total Fund Net Assets:
$22.14 million
-----------------------------------------------
Number of Holdings:
27
-----------------------------------------------
Fund Start Date:
September 17, 1981
-----------------------------------------------
Your Fund Manager:
Michael P. Buckley was formerly a Vice
President and Municipal Credit Analyst
for T. Rowe Price Associates, Inc. He also
has served as an Assistant Director
for the Government Finance Research Center
of the Government Finance Officers
Association where he managed the Center's
financial advisory business. Mr. Buckley is a
member of the National Federation of Municipal
Analysts and past Treasurer of the Municipal
Bond Club of Baltimore.
------------------------------------------------
Nasdaq Symbol:
Class A  DTFXX
------------------------------------------------
CUSIP Number:
Consultant Class  245911201

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Tax-Free Money Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE
Average Annual Total Returns
Through April 30, 2004

                                                                                                 SEC 7-day
                                              Lifetime    10 Years    Five Years   One Year        Yield
-----------------------------------------------------------------------------------------------------------
Class A
  (Est. 9/17/81)                               +3.41%      +2.10%       +1.50%      +0.41%         0.56%
Consultant Class
  (Est. 9/17/81)+                              +3.39%      +2.10%       +1.50%      +0.41%         0.56%
-----------------------------------------------------------------------------------------------------------
U.S. Consumer Price Index                      +3.15%*     +2.46%       +2.50%      +2.29%
-----------------------------------------------------------------------------------------------------------
Lipper Tax-Exempt Money Market
  Funds Average (134 funds)                    +3.69%*     +2.43%       +1.82%      +0.39%
-----------------------------------------------------------------------------------------------------------

The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers.

The Lipper Tax-Exempt Money Market Funds Average represents the average return of money market funds with similar investment objectives tracked by Lipper (Source: Lipper Inc.).

+The Consultant Class shares were first made available on March 15, 1988. Total return for Consultant Class shares for the period September 17, 1981 to March 15, 1988 is based on the performance of Class A shares. Consultant Class shares are subject to 12b-1 fees; however, the Board of Trustees for the Fund suspended 12b-1 plan payments effective June 1, 1990.

*Assumes a start date of September 30, 1981.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund dividends or redemptions of Fund shares.

Delaware Tax-Free
Money Fund dividends are generally exempt from federal income tax and, in some cases, state and local taxes. Some income may be subject to the federal alternative minimum tax that applies to certain tax payers.

STATEMENT                                         DELAWARE TAX-FREE MONEY FUND
  OF NET ASSETS                                   April 30, 2004

                                                        Principal     Market
                                                          Amount      Value

MUNICIPAL BONDS - 32.71%
  Atlanta, Georgia Airport Revenue
    1.10% 10/16/04                                     $1,000,000   $ 1,000,000
  Illinois Development Finance Authority
    Revenue (Elmhurst) Series A
    3.00% 8/16/04                                       1,000,000     1,004,917
  Illinois Health Facilities Authority Revenue
    (Sinai Health System)
    1.37% 8/15/04 (FHA)                                   710,000       710,000
  Nashoba, Massachusetts Regional
    School District
    2.00% 9/14/04                                         500,000       501,471
  New York State Dormitory
    Authority Revenues
    (Jewish Board Family & Children)
    2.50% 7/1/04 (AMBAC)                                  325,000       325,710
  Ohio State Higher Educational Facility
    Commission Revenue
    (Denison University Project)
    2.00% 11/1/04                                         740,000       743,309
  Perkiomen, Pennsylvania Valley
    School District Series A
    1.35% 5/1/04 (FSA)                                    250,000       250,000
  Rhode Island State Health & Educational
    Building Corporate Revenue
    (Memorial Hospital)
    2.00% 7/1/04
    (LOC, Fleet Bank)                                     900,000       901,043
  Somerset County, Pennsylvania Hospital
    Authority Revenue (Somerset
    Community Hospital Project) Series B
    1.30% 3/1/32 (Radian) (SPA, PNC Bank)
    Mandatory Put 3/01/05                               1,000,000     1,000,000
  Surprise, Arizona Municipal Property
    Corporate Excise Tax Revenue
    3.00% 7/1/04 (AMBAC)                                  285,000       285,873
  Yakima-Tieton, Washington Irrigation
    District Revenue 2.00% 6/1/04 (FSA)                   520,000       520,393
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (cost $7,242,716)                                                   7,242,716
                                                                   ------------
*VARIABLE RATE DEMAND NOTES - 67.62%
  Buncombe County, North Carolina Series B
    1.11% 12/1/20
    (SPA, Wachovia Bank N.A.)                           1,000,000     1,000,000
  Chester County, Pennsylvania
    Health & Higher Education Facilities
    Authority Revenue
    (Simpson Meadows Project)
    1.11% 10/1/30
    (LOC, Allied Irish Bank PLC)                        1,000,000     1,000,000
**Children's Trust Fund Series II-R-39
    1.19% 7/1/20-10                                       820,000       820,000
  Cumberland County, Pennsylvania
    Municipal Authority Revenue
    (Lutheran Services Northeast/Tressler
    Lutheran Services Obligated
    Group Project) Series A
    1.12% 1/1/33
    (LOC, Wachovia Bank N.A.)                             795,000       795,000

                                                        Principal     Market
                                                          Amount      Value

*VARIABLE RATE DEMAND NOTES (continued)
  Hawaii Pacific Health Special
    Purpose Revenue
    (Department Budget & Financing)
    Series B-2 1.18% 7/1/33 (RADIAN)
    (SPA, Bank of Nova Scotia)                         $1,000,000   $ 1,000,000
  Idaho State University Foundation
    Income Revenue
    (L.E. & Thelma Stephens Project)
    1.12% 5/1/21
    (LOC, Wells Fargo Bank, N.A.)                         100,000       100,000
  Lees Summit, Missouri Multifamily
    Housing Revenue
    (Affordable Housing Acquisition)
    Series B 1.44% 7/1/46
    (Bayerische Landesbank)                             1,100,000     1,100,000
  Maryland State Health & Higher
    Educational Facilities Authority Revenue
    (Mercey Ridge) 1.11% 4/1/31
    (LOC, AllFirst Bank)                                1,000,000     1,000,000
  Montgomery County, Pennsylvania Higher
    Education & Health Authority Revenue
    (Philadelphia Geriatric Center) Series B
    1.11% 12/1/33
    (LOC, Allied Irish Bank PLC)                        1,100,000     1,100,000
  New Glarus, Wisconsin Industrial
    Development Revenue
    (LSI Inc. - New Glarus Project)
    1.27% 12/1/23 (AMT)
    (LOC, U.S. Bank N.A.)                               1,000,000     1,000,000
  Ohio State Water Development Authority
    (PPG Industries Inc. Project)
    1.21% 10/1/15                                       1,000,000     1,000,000
  Philadelphia, Pennsylvania Hospitals &
    Higher Education Facilities
    Authority Revenue
    (Temple East Inc.) Series B
    1.11% 6/1/14 (LOC, Wachovia Bank, N.A.)               800,000       800,000
  Phoenix, Arizona Industrial Development
    Authority (Sunrise Vista Apartments)
    Series A 1.22% 6/1/31 (AMT)
    (LOC, Wells Fargo Bank N.A.)                        1,000,000     1,000,000
  Pittsburgh, Pennsylvania Urban
    Redevelopment Authority
    (Wood Street Commons Project)
    2.00% 12/1/16 (AMT) (LOC, PNC Bank)                 1,155,000     1,155,000
  Shelby County, Tennessee Health
    Educational & Housing Facilities
    Board Revenue (Arbor Lake)
    1.17% 3/1/10 (AMT) (LOC, PNC Bank)                  1,000,000     1,000,000
  Vermont Educational & Health Buildings
    Financing Agency Revenue
    (Rutland Regional Medical Center)
    Series A 1.16% 4/1/32 (RADIAN)
    (SPA, Fleet National Bank)                        1,100,000       1,100,000
                                                                   ------------
TOTAL VARIABLE RATE DEMAND NOTES
  (cost $14,970,000)                                                 14,970,000
                                                                   ------------

STATEMENT                                          DELAWARE TAX-FREE MONEY FUND
  OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES - 100.33%
  (cost $22,212,716)+                                               $22,212,716
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.33%)                                                (73,615)
                                                                    -----------
NET ASSETS APPLICABLE TO 22,139,101 SHARES
  OUTSTANDING - 100.00%                                             $22,139,101
                                                                    -----------
Net Asset Value - Delaware Tax Free Money Fund
   Class A ($21,443,220 / 21,443,220 Shares)                              $1.00
                                                                          -----
Net Asset Value - Delaware Tax Free Money Fund
   Consultant Class ($695,881 / 695,881 Shares)                           $1.00
                                                                          -----

 *The interest rate shown is the rate as of April 30, 2004.
**For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
 +Also the cost for federal income tax purposes.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the American Municipal Bond Assurance Corporation AMT - Subject to Alternative Minimum Tax
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement

See accompanying notes

STATEMENT                                          DELAWARE TAX-FREE MONEY FUND
  OF OPERATIONS                                    Year Ended April 30, 2004

INVESTMENT INCOME:
  Interest                                                                           $259,393
                                                                                     --------
EXPENSES:
  Management fees                                                       $100,899
  Registration fees                                                       31,220
  Legal and professional fees                                             25,572
  Dividend disbursing and transfer agent fees and expenses                23,375
  Reports and statements to shareholders                                  14,228
  Accounting and administration expenses                                   8,811
  Trustees' fees                                                           8,050
  Custodian fees                                                             322
  Other                                                                    3,826
                                                                        --------
                                                                                      216,303
 Less expenses absorbed or waived                                                     (39,684)
 Less expenses paid indirectly                                                           (789)
                                                                                     --------
 Total expenses                                                                       175,830
                                                                                     --------
NET INVESTMENT INCOME                                                                  83,563
                                                                                     --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $ 83,563
                                                                                     ========

See accompanying notes

STATEMENTS                                         DELAWARE TAX-FREE MONEY FUND
  OF CHANGES IN NET ASSETS



                                                                                          Year Ended
                                                                                     4/30/04        4/30/03

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                           $    83,563     $   107,830
                                                                                  -----------     -----------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                           (88,338)        (95,353)
    Consultant Class                                                                   (3,225)         (4,477)
                                                                                  -----------     -----------
                                                                                      (91,563)        (99,830)
                                                                                  -----------     -----------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                        13,758,531      11,005,908
    Consultant Class                                                                1,464,791         774,362


  Net asset value of shares issued upon reinvestment of dividends:
    Class A                                                                            81,281          93,276
    Consultant Class                                                                    3,189           4,543
                                                                                  -----------     -----------
                                                                                   15,307,792      11,878,089
                                                                                  -----------     -----------

  Cost of shares repurchased:
    Class A                                                                       (12,584,643)    (15,016,796)
    Consultant Class                                                               (1,535,917)     (1,983,111)
                                                                                  -----------     -----------
                                                                                  (14,120,560)    (16,999,907)
                                                                                  -----------     -----------
Increase (decrease) in net assets derived from capital share transactions           1,187,232      (5,121,818)
                                                                                  -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS                                               1,179,232      (5,113,818)

NET ASSETS:
  Beginning of year                                                                20,959,869      26,073,687
                                                                                  -----------     -----------
  End of year (There is no undistributed net investment income at each year end)  $22,139,101     $20,959,869
                                                                                  ===========     ===========


See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                                           Delaware Tax-Free Money Fund Class A
--------------------------------------------------------------------------------------------------------------------------
                                                                                        Year Ended
                                                                 4/30/04     4/30/03     4/30/02      4/30/01     4/30/00

NET ASSET VALUE, BEGINNING OF PERIOD                             $1.000      $1.000       $1.000      $1.000       $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                             0.004       0.004        0.011       0.030        0.026
                                                                 ------      ------       ------      ------       ------
Total from investment operations                                  0.004       0.004        0.011       0.030        0.026
                                                                 ------      ------       ------      ------       ------

LESS DIVIDENDS FROM:
Net investment income                                            (0.004)     (0.004)      (0.011)     (0.030)      (0.026)
                                                                 ------      ------       ------      ------       ------
Total dividends                                                  (0.004)     (0.004)      (0.011)     (0.030)      (0.026)
                                                                 ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                   $1.000      $1.000       $1.000      $1.000       $1.000
                                                                 ======      ======       ======      ======       ======

TOTAL RETURN(1)                                                   0.41%       0.41%        1.07%       3.06%        2.61%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                         $21,443     $20,196      $24,106     $25,110      $26,742
Ratio of expenses to average net assets                           0.79%       1.00%        1.15%       1.05%        0.99%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly        0.96%       1.00%        1.15%       1.05%        0.99%
Ratio of net investment income to average net assets              0.37%       0.45%        1.07%       3.02%        2.59%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly          0.20%       0.45%        1.07%       3.02%        2.59%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Money Fund Consultant Class
-------------------------------------------------------------------------------------------------------------------------
                                                                                        Year Ended
                                                                 4/30/04    4/30/03       4/30/02     4/30/01     4/30/00

NET ASSET VALUE, BEGINNING OF PERIOD                             $1.000      $1.000       $1.000      $1.000       $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                             0.004       0.004        0.011       0.030        0.026
                                                                 ------      ------       ------      ------       ------
Total from investment operations                                  0.004       0.004        0.011       0.030        0.026
                                                                 ------      ------       ------      ------       ------

LESS DIVIDENDS FROM:
Net investment income                                            (0.004)     (0.004)      (0.011)     (0.030)      (0.026)
                                                                 ------      ------       ------      ------       ------
Total dividends                                                  (0.004)     (0.004)      (0.011)     (0.030)      (0.026)
                                                                 ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                   $1.000      $1.000       $1.000      $1.000       $1.000
                                                                 ======      ======       ======      ======       ======

TOTAL RETURN(1)                                                   0.41%       0.41%        1.07%       3.06%        2.61%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                            $696        $764       $1,968      $1,034       $1,186
Ratio of expenses to average net assets                           0.79%       1.00%        1.15%       1.05%        0.99%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly        0.96%       1.00%        1.15%       1.05%        0.99%
Ratio of net investment income to average net assets              0.37%       0.45%        1.07%       3.02%        2.59%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly          0.20%       0.45%        1.07%       3.02%        2.59%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes

                                                    DELAWARE TAX-FREE MONEY FUND
NOTES                                               April 30, 2004
  TO FINANCIAL STATEMENTS


Delaware Group Tax-Free Money Fund (the "Trust") is organized as a Delaware statutory trust and offers one series, the Delaware Tax-Free Money Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A and Consultant Class shares. Neither class is subject to a sales charge.

The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends from net investment income daily and pays such dividends monthly.

Through March 31, 2004, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $493 for the year ended April 30, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended April 30, 2004 were approximately $296. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

Effective July 15, 2003, DMC has elected to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.70% of average daily net assets of the Fund, which can be revoked at anytime.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Prior to June 1, 2003, the monthly fee for dividend disbursing and transfer agent services was based on the number of shareholder accounts and shareholder transactions.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares. Effective June 1, 1990, distribution and service fee payments to DDLP were suspended but may be reinstated in the future. No distribution expenses are paid by Class A shares.

At April 30, 2004, the Fund had liabilities payable to affiliates as follows:

 Investment management fee payable to DMC                                  $837
 Dividend disbursing, transfer agent,
   accounting and administration fees and
   other expenses payable to DSC                                            284
 Other expenses payable to DMC and affiliates*                            6,942

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in-house legal services, provided to the Fund by DMC employees. For the year ended April 30, 2004, Delaware Tax-Free Money Fund had costs of $2,357.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. DIVIDEND AND DISTRIBUTION INFORMATION
Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends paid during the years ended April 30, 2004 and 2003 was as follows:

                                              Year Ended
                                       4/30/04           4/30/03
                                     ------------     ------------
Tax-exempt income                       $91,563          $99,830

                                                    DELAWARE TAX-FREE MONEY FUND
NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)


4. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                          Year Ended
                                                   4/30/04          4/30/03
Shares sold:
  Class A                                         13,758,531       11,005,908
  Consultant Class                                 1,464,791          774,362

Shares issued upon reinvestment of dividends:
  Class A                                             81,281           93,276
  Consultant Class                                     3,189            4,543
                                                 -----------      -----------
                                                  15,307,792       11,878,089
                                                 -----------      -----------

Shares repurchased:
  Class A                                        (12,584,643)     (15,016,796)
  Consultant Class                                (1,535,917)      (1,983,111)
                                                 -----------      -----------
                                                 (14,120,560)     (16,999,907)
                                                 -----------      -----------
Net increase (decrease)                            1,187,232       (5,121,818)
                                                 ===========      ===========

5. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market values may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified on the Statement of Net Assets.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

6. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

7. TAX INFORMATION (UNAUDITED)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended April 30, 2004, the Fund designates distributions paid during the year as follows:

        (A)
    Tax-Exempt
      Income
   Distributions
    (Tax Basis)
   -------------
        100%

(A) is based on a percentage of the Fund's total distribution.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware Group Tax-Free Money Fund --
Delaware Tax-Free Money Fund

We have audited the accompanying statement of net assets of Delaware Tax-Free Money Fund (the "Fund") as of April 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Tax-Free Money Fund at April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.



/s/ Ernst & Young LLP


Philadelphia, Pennsylvania
June 4, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   NUMBER OF              OTHER
                                                                             PRINCIPAL         PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)       COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING          BY TRUSTEE/DIRECTOR  TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS           OR OFFICER          OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,             77               Optimum
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in                       Fund Trust(5)
    Philadelphia, PA                                                various executive capacities
       19103                                      Trustee since         at different times at
                                                  May 15, 2003         Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -            94             None
   2005 Market Street                                              Citadel Construction Corporation
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor             94       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103                                                                                                   President/Director -
                                                                                                                 22 WR Corporation
   August 7, 1937


   JOHN A. FRY                   Trustee(4)           3 Years                 President -               77             None
 2005 Market Street                                                    Franklin & Marshall College
 Philadelphia, PA                                                        (June 2002 - Present)
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -       94             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938

                                                                                                   NUMBER OF              OTHER
                                                                             PRINCIPAL         PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)       COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING          BY TRUSTEE/DIRECTOR  TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS           OR OFFICER          OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -      94        Director - Andy
 2005 Market Street                                                     National Gallery of Art                   Warhol Foundation
 Philadelphia, PA                                                           (1994 - 1999)
      19103                                                                                                          Director -
                                                                                                                   Systemax Inc.
   November 1, 1940


   THOMAS F. MADISON             Trustee              10 Years             President/Chief               94         Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                      CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River, Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &         94            None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in          94           Optimum
    2005 Market Street       Vice President      Vice President     various executive capacities                   Fund Trust(5)
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
                                                  August 21, 2003

    December 19, 1949

   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in           94           Optimum
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities                   Fund Trust(5)
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF      Senior Vice President       8 Years          Mr. Bishof has served in          94           Optimum
   2005 Market Street         and Treasurer                          various executive capacities                  Fund Trust(5)
    Philadelphia, PA                                                     at different times at
       19103                                                             Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Messrs. Driscoll, Hastings, and Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                              AFFILIATED OFFICERS                           CONTACT INFORMATION
JUDE T. DRISCOLL                               JOSEPH H. HASTINGS                            INVESTMENT MANAGER
Chairman                                       Executive Vice President and                  Delaware Management Company
Delaware Investments Family of Funds           Chief Financial Officer                       Philadelphia, PA
Philadelphia, PA                               Delaware Investments Family of Funds
                                               Philadelphia, PA                              INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                             Delaware International Advisers Ltd.
Board Chairman                                 RICHELLE S. MAESTRO                           London, England
Citadel Construction Corporation               Executive Vice President,
King of Prussia, PA                            Chief Legal Officer and Secretary             NATIONAL DISTRIBUTOR
                                               Delaware Investments Family of Funds          Delaware Distributors, L.P.
JOHN H. DURHAM                                 Philadelphia, PA                              Philadelphia, PA
Private Investor
Gwynedd Valley, PA                             MICHAEL P. BISHOF                             SHAREHOLDER SERVICING, DIVIDEND
                                               Senior Vice President and Treasurer           DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                    Delaware Investments Family of Funds          Delaware Service Company, Inc.
President                                      Philadelphia, PA                              2005 Market Street
Franklin & Marshall College                                                                  Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                             FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                             800 523-1918
Managing Director
Anthony Knerr & Associates                                                                   FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                                 INSTITUTIONS REPRESENTATIVES ONLY
                                                                                             800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                        WEB SITE
National Gallery of Art                                                                      www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN
                                               -----------------------------------------------------------------------------------
                                               A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge
                                               (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at
                                               http://www.delawareinvestments.com; and (iii) on the Commission's website at
                                               http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i)
                                               through the Fund's website at http://www.delawareinvestments.com; and (ii) on the
                                               Commission's website at http://www.sec.gov.
                                               -----------------------------------------------------------------------------------

(8731)                                                        Printed in the USA
AR-006 [5/04] IVES 6/04                                                    J9670

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Ann R. Leven
         Thomas F. Madison
         Janet L. Yeomans(1)

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $21,950 for the fiscal year ended April 30, 2004.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $21,350 for the fiscal year ended April 30, 2003.



-------------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         (b) Audit-related fees.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2004.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $32,575 for the Registrant's fiscal year ended April 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: preparation of report concerning transfer agents' system of internal accounting control and related procedures, and preparation of procedures report to the Funds' Board in connection with the annual transfer agent contract renewals, in connection with the pass-through of internal legal costs relating to the operations of the Funds, and preparation of report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division for provision to defined contribution plans' auditors and in response to institutional requests for proposal.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2003.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $39,600 for the Registrant's fiscal year ended April 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: preparation of report concerning transfer agents' system of internal accounting control and related procedures, and preparation of procedures report to the Funds' Board in connection with the annual transfer agent contract renewals, in connection with the pass-through of internal legal costs relating to the operations of the Funds, and preparation of report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division for provision to defined contribution plans' auditors and in response to institutional requests for proposal.

         (c) Tax fees.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,250 for the fiscal year ended April 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and excise tax return.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended April 30, 2003.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,150 for the fiscal year ended April 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and excise tax return.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended April 30, 2003.

         (d) All other fees.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended April 30, 2004.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended April 30, 2004.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended April 30, 2003.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended April 30, 2003.

         (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $156,725 and $177,100 for the Registrant's fiscal years ended April 30, 2004 and April 30, 2003, respectively.

         (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


NAME OF REGISTRANT:

JUDE T. DRISCOLL
---------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    June 30, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    June 30, 2004


JOSEPH H. HASTINGS
---------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    June 30, 2004